Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Private warrants [Member] | Level 3 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Fair value	$ 1,466
Valuation Technique	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.
Significant unobservable input	Volatility of 36.6% (2021: 30.0%)
Relationship between significant unobservable input to fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Private warrants [Member] | +5% [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value	$ 1,883
Private warrants [Member] | -5% [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value	934
Private warrants in escrow [Member] | Level 3 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Fair value	$ 250
Valuation Technique	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility of 37.5% (2021: 30.0%)
Relationship between significant unobservable input to fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Private warrants in escrow [Member] | +5% [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value	$ 340
Private warrants in escrow [Member] | -5% [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value	165
Shares held in escrow [Member] | Level 3 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Fair value	$ 40,064
Valuation Technique	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility of 36.5% (2021: 30.0%)
Relationship between significant unobservable input to fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Shares held in escrow [Member] | +5% [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value	$ 43,696
Shares held in escrow [Member] | -5% [Member]
Financial Instruments (Details) - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value	$ 35,905